Investment Securities (Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale
Due in one year or less, Amortized Cost	$ 3,997	$ 2,616
Due in one year or less, Fair Value	$ 3,998	$ 2,619
Due in one year or less, Percentage Yield	0.25%	3.06%
Due after one year through five years, Amortized Cost	$ 18,631	$ 15,544
Due after one year through five years, Fair Value	$ 18,686	$ 15,470
Due after one year through five years, Percentage Yield	2.15%	1.28%
Due after five years through ten years, Amortized Cost	$ 42,696	$ 44,489
Due after five years through ten years, Fair Value	$ 42,560	$ 44,695
Due after five years through ten years, Percentage Yield	2.49%	2.68%
Due after ten years, Amortized Cost	$ 40,606	$ 41,609
Due after ten years, Fair Value	$ 40,321	$ 41,010
Due after ten years, Percentage Yield	2.89%	2.75%
Total, Amortized Cost	$ 105,930	$ 104,258
Total, Fair Value	$ 105,565	$ 103,794	$ 91,422
Total, Percentage Yield	2.50%	2.51%
Held to maturity
Due in one year or less, Carrying Value	$ 33,055	$ 29,807
Due in one year or less, Fair Value	$ 33,065	$ 29,816
Due in one year or less, Percentage Yield	1.51%	1.44%
Due after one year through five years, Carrying Value	$ 17,612	$ 16,833
Due after one year through five years, Fair Value	$ 18,286	$ 17,373
Due after one year through five years, Percentage Yield		4.43%
Due after one year through five years, Percentage Yield	4.54%
Due after five years through ten years, Carrying Value	$ 21,631	$ 23,597
Due after five years through ten years, Fair Value	$ 22,178	$ 24,280
Due after five years through ten years, Percentage Yield		3.51%
Due after five years through ten years, Percentage Yield	3.43%
Due after ten years, Carrying Value	$ 53,642	$ 56,573
Due after ten years, Fair Value	$ 54,316	$ 57,090
Due after ten years, Percentage Yield		3.28%
Due after ten years, Percentage Yield	3.28%
Held to maturity, Carrying Value	$ 125,940	$ 126,810	123,261
Total, Fair Value	$ 127,845	$ 128,559	$ 127,157
Total, Percentage Yield		3.04%
Total, Percentage Yield	3.02%